Derivatives and Hedge Accounting (Narrative) (Detail) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Fair value hedges [member] | Interest rate swaps [member] | EUR | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	1.76%
Fair value hedges [member] | Interest rate swaps [member] | USD | Interest rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	3.38%
Fair value hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 1,035	€ 317
Fair value hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 650	542
Cash flow hedges [member] | Currency swap contract [member] | EUR | Combined interest and FX rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	1.21%
Cash flow hedges [member] | Currency swap contract [member] | USD | Combined interest and FX rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	2.49%
Average foreign exchange rate	1.14
Cash flow hedges [member] | Currency swap contract [member] | PLN | Combined interest and FX rate risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Average rates of hedging instrument	2.53%
Cash flow hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 458	339
Cash flow hedges [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 1,012	617
Hedges of net investments in foreign operations [member] | USD
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.18
Hedges of net investments in foreign operations [member] | PLN
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	4.26
Hedges of net investments in foreign operations [member] | AUD
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	1.58
Hedges of net investments in foreign operations [member] | THB
Disclosure of risk management strategy related to hedge accounting [line items]
Average foreign exchange rate	38.15
Hedges of net investments in foreign operations [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Liabilities	€ 17	71
Hedges of net investments in foreign operations [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Non-trading derivatives, Assets	€ 41	€ 29